STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Incentive Award Plan
The Company maintains two equity incentive plans: (i) our 2022 Incentive Award Plan (the “Plan”), which became effective on July 27, 2022 in connection with the closing of the Business Combination, and (ii) our 2022 Inducement Incentive Award Plan (the “2022 Inducement Plan”), which became effective on September 16, 2022.
The Plan provides for incentives to be provided to selected officers, employees, non-employee directors and consultants of the Company in the form of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), stock bonuses or other stock-based awards granted under the Plan.
Under the 2022 Inducement Plan, we may grant RSUs, performance-vested share units, non-qualified options, SARs, other stock-based awards (valued in whole or in part by reference to, or otherwise based on our ordinary shares, including dividend equivalents) and bonuses payable in fully vested ordinary shares to individuals who satisfy the standards for inducement grants under Rule 5635(c)(4) of the NASDAQ Listing Rules and the related guidance issued thereunder.
The notional maximum number of ordinary shares authorized under the Plan as of June 30, 2025 was 26,704,741 (the “Share Reserve”). The Share Reserve automatically increases on January 1st of each calendar year by 3% of the total ordinary shares issued and outstanding, or a lesser amount as determined by the Company’s Board of Directors (the “Board”). All shares reserved for issuance under the 2022 Plan may be granted as incentive stock options. As of June 30, 2025, taking into account previous grants and forfeitures, the Company had 11,485,816 ordinary shares remaining available for future issuances under the Plan.
In April 2024, the Company granted 48,880 RSUs to members of its Creative Council, of which 15,040 vested immediately. During August 2024, the Company granted 56,177 restricted stock units, which vested on March 10, 2025. As of June 30, 2025, all Creative Council restricted stock units had vested.
Additionally, during 2024, the Company granted 3,757,661 RSUs in aggregate. Of this total, 3,444,831 RSUs were granted to employees and 312,830 RSUs were granted to the Company's founders. Upon grant, 376,577 RSUs vested immediately, while the remainder are scheduled to vest on an annual basis.

As of June 30, 2025, a total of 1,088,315 RSUs that were previously granted had either vested or been forfeited. This total includes 879,761 RSUs issued to employees and 208,554 RSUs issued to the founders. The remaining RSUs are subject to the original vesting schedules.

Strategic Growth Incentive
In January 2023, the Company granted an aggregate of 2,290,000 strategic growth incentive 2025 awards (the “SGI 2025 Awards”) in performance vested share units to certain Company employees, in an amount up to 200% of the target share units allocated to the program, which are based on meeting the Company’s net revenue and EBITDA targets for the year ended December 31, 2025. The SGI Awards had a grant date fair value per share of $8.88 and require a one-year post vesting holding period once the shares have been awarded. In April 2024, the Company granted an 166,667 strategic growth incentive 2027 awards (the “SGI 2027 Awards”) in performance vested share units in an amount up to 200% of the target share units allocated to the program, which are based on meeting the respective Company’s net revenue and EBITDA targets for the year ended December 31, 2027. The SGI 2027 Awards had a grant date fair value of $6.48 and require a one-year post vesting holding period once the shares have been awarded.
Founder Replacement Options
In August 2022, the Company granted a total of 11,500,000 stock options to the two founders of Waldencast that vested based on service over six-years. On April 9, 2025, the Board canceled all the original founder options (both vested and unvested) and replaced them with new founder options. A total of 5,730,000 replacement options were granted which will vest in three equal installments beginning on January 1, 2026 and each anniversary thereafter; subject to the founders continued employment with the Company.
Stock option activity for the six months ended June 30, 2025 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2024	17,137,358	$10.48	6.4	$1,156
Granted	5,730,000	3.98	6.5	—
Exercised	—	—	—	—
Forfeited	(11,664,657)	13.13	—	—
Balance as of June 30, 2025	11,202,701	4.40	6.0	272
Exercisable as of June 30, 2025	5,445,414	4.70	5.2	272
Vested and expected to vest as of June 30, 2025	11,202,701	$4.40	6.0	$272
Stock option activity for the six months ended June 30, 2024 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2023	18,915,358	$9.10	7.3	$47,792
Granted	—	—	—	—
Exercised	150,000	0.68	—	—
Forfeited	(439,085)	5.39	—	—
Balance as of June 30, 2024	18,626,273	9.22	6.8	2,054
Exercisable as of June 30, 2024	7,394,683	6.08	5.7	2,054
Vested and expected to vest as of June 30, 2024	18,626,273	$9.22	6.8	$2,054
Restricted stock activity for the six months ended June 30, 2025 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2024	7,583,255	$4.61
Granted	—	—
Forfeited	(171,231)	5.62
Vested	(542,114)	4.91
Outstanding as of June 30, 2025	6,869,910	$4.57
Restricted stock activity for the six months ended June 30, 2024 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	2,296,831	$9.16
Granted	1,191,011	5.34
Forfeited	(594,607)	7.15
Vested	(741,789)	9.28
Outstanding as of June 30, 2024	2,151,446	$7.36

Stock-compensation expense for the six months ended June 30, 2025 and the six months ended June 30, 2024 was $5.6 million and $4.5 million, respectively. The unrecognized compensation cost as of June 30, 2025 for stock options and restricted stock was $14.6 million and $8.5 million, respectively. These costs are expected to be recognized over a weighted-average service period of 1.5 and 1.9 years for stock options and restricted stock, respectively.